REVENUE - Disaggregation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue [Abstract]
Gold Revenue	R 5,263.8	R 4,179.3	R 2,758.8
Silver Revenue	5.2	5.7	3.3
Total Revenue	R 5,269.0	R 4,185.0	R 2,762.1